Intangible assets and property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets and property, plant and equipment
Schedule of intangible assets

	December 31,
	2021	2020

	(€ in thousands)
Software	565	806
Licenses	31	56
Prepayments made on intangible assets	282	281
Total	878	1,143

Schedule of property, plant and equipment

	December 31,
	2021	2020

	(€ in thousands)
Land, buildings and leasehold improvements	18,048	18,698
Plant and machinery	4,329	3,982
Other facilities, factory and office equipment	894	1,039
Assets under construction and prepayments made	448	55
Total	23,719	23,774
Thereof pledged assets of Property, Plant and Equipment	12,261	13,069